CAPITAL	12 Months Ended
Dec. 31, 2025
Banking Regulation, Total Capital [Abstract]
CAPITAL	Capital

Risk-based capital. First Financial and its subsidiary, First Financial Bank, are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet minimum capital requirements can initiate regulatory action.

The Board of Governors of the Federal Reserve System approved Basel III in order to strengthen the regulatory capital framework for all banking organizations.  Basel III established and defined quantitative measures to ensure capital adequacy. These measures require First Financial to maintain minimum amounts and ratios of Common equity Tier 1 capital, Total and Tier 1 capital to risk-weighted assets and Tier 1 capital to average assets (Leverage ratio).

The Basel III Final Capital Rule includes a minimum ratio of Common equity Tier 1 capital to risk-weighted assets of 7.0%, a minimum ratio of Tier 1 capital to risk-weighted assets of 8.5%, a minimum required Total risk-based capital ratio of 10.5% and a minimum leverage ratio of 4.0%. Failure to maintain the required Common equity Tier 1 capital will result in potential restrictions on a bank’s ability to pay dividends, repurchase stock and pay discretionary compensation to its employees.  The capital requirements also provide strict eligibility criteria for regulatory capital instruments and change the method for calculating risk-weighted assets in an effort to better identify riskier assets, such as highly volatile commercial real estate and nonaccrual loans.

As of December 31, 2025, management believes that First Financial met all capital adequacy requirements to which it was subject.  The Company's most recent regulatory notifications categorized First Financial as "well-capitalized" under the regulatory framework for prompt corrective action. There have been no conditions or events since those notifications that management believes have changed the Company's categorization. Total regulatory capital exceeded the minimum requirement by $788.9 million on a consolidated basis at December 31, 2025.
The following tables present the actual and required capital amounts and ratios as of December 31, 2025 and 2024 under the Basel III Final Capital Rules. Capital levels required to be considered "well capitalized" are based upon prompt corrective action regulations, as amended by the Basel III Capital Rules.

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2025
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,798,266	11.32%	$1,112,325	7.00%	N/A	N/A
First Financial Bank	1,888,695	11.90%	1,111,184	7.00%	$1,031,814	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,843,672	11.60%	1,350,681	8.50%	N/A	N/A
First Financial Bank	1,889,024	11.90%	1,349,295	8.50%	1,269,925	8.00%

Total capital to risk-weighted assets
Consolidated	2,457,377	15.46%	1,668,488	10.50%	N/A	N/A
First Financial Bank	2,092,052	13.18%	1,666,777	10.50%	1,587,406	10.00%

Leverage
Consolidated	1,843,672	9.53%	774,045	4.00%	N/A	N/A
First Financial Bank	1,889,024	9.77%	773,531	4.00%	966,914	5.00%

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2024
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,709,422	12.16%	$984,145	7.00%	N/A	N/A
First Financial Bank	1,751,512	12.48%	982,565	7.00%	$912,382	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,754,584	12.48%	1,195,033	8.50%	N/A	N/A
First Financial Bank	1,752,054	12.48%	1,193,114	8.50%	1,122,931	8.00%

Total capital to risk-weighted assets
Consolidated	2,057,877	14.64%	1,476,218	10.50%	N/A	N/A
First Financial Bank	1,912,456	13.62%	1,473,847	10.50%	1,403,664	10.00%

Leverage
Consolidated	1,754,584	9.98%	702,969	4.00%	N/A	N/A
First Financial Bank	1,752,054	9.97%	702,666	4.00%	878,333	5.00%
Share repurchases. Effective January 2024, First Financial's Board of Directors approved a stock repurchase plan (the 2024 Repurchase Plan), replacing the 2022 Repurchase Plan which became effective in January 2022. The 2024 Repurchase Plan was in effect for two years and authorized the purchase of up to 5,000,000 shares of the Company's common stock. The 2024 Repurchase plan expired in December 2025. First Financial did not repurchase any shares during 2025 or 2024 under the 2024 Repurchase Plan.